Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial Liabilities [abstract]
Schedule of Financial Liabilities

	December 31,	December 31,
	2017	2016
Current portion of long-term debt – Export Development Canada (note 17)	$2,470	$2,107
Current portion of long-term debt – Province of Ontario (note 17)	622	893
Current portion of repayable government contributions (note 17)	–	154
Warrants (note 25)	409	325
Deferred share unit liability (note 19)	1,406	456
Current portion of capital lease (note 17)	6	4
Total financial liabilities	$4,913	$3,939

Schedule of Weighted Average Assumptions of Warrants

	December 31,	December 31,
	2017	2016
Risk-free interest rate (%)	1.68%	0.74%
Expected volatility (%)	55.3%	60.1%
Expected life in years	0.38	1.4
Expected dividend	Nil	Nil